SUBSEQUENT EVENTS (Details Narrative)											1 Months Ended		6 Months Ended	12 Months Ended
		Dec. 20, 2024 USD ($) $ / shares shares	Nov. 30, 2024	Aug. 06, 2024 shares	Aug. 03, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Jul. 28, 2024 shares	Jul. 26, 2024 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) shares	Jul. 14, 2024 shares	May 31, 2024 USD ($) shares	Apr. 30, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares $ / shares		Mar. 31, 2023 USD ($)	Jul. 15, 2025 USD ($)	Nov. 03, 2024 USD ($)	Aug. 21, 2024 USD ($)	Aug. 05, 2024 shares	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Interest payable | $													$ 664,066	$ 347,342		$ 80,822
Convertible loan notes outstanding | $																	$ 4,350,000
Capital raise | $											$ 8,000,000.0
Conversion of loans | $											1,900,000
Warrant reserve | $													6,653,200
Capital raise | $											8,000,000.0		5,126,150	3,752,192		3,724,826
Share Capital | $								$ 50,000			8,000,000.0		737	$ 477		475
Convertible loan note interest rate														8.00%
Employee shares							5,400,000
Capital raise settled by advances of cash | $											$ 6,100,000
Due to immediate holding company | $														$ 5,345,929		506
Total outstanding amount | $													$ 2,383,673	1,930,993		2,328,926
Research and development expenditure | $														$ 0		$ 0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.00005
Shares issued									6,869,960
Share Capital | $								$ 50,000
Shares authorized								960,000,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.00005
Shares issued									1,291,910
Shares authorized								40,000,000
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding													410	410
Par value per share | $ / shares													$ 0.00005	$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued													19,907	11,626	[1]						314
Diginex Solutions (HK) Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	[1]													3,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.00005
Shares authorized								960,000,000
Ordinary shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding										16,756
Conversion of shares description										one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued											4,170,520
Capital raise | $											$ 6,700,000
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding										10,172
Shares issued						4,170,520
Conversion of shares description										one (1) warrant of DSL for four hundred and ten (410) warrants of the Company
Preferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.00005
Shares authorized								40,000,000
Preferred shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding										3,151
Conversion of shares description										one (1) preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise | $											8,000,000.0
Capital raise settled by cash advances | $											6,100,000
Conversion of loans | $											$ 1,900,000
Convertible loan note | $						$ 517,535		$ 517,535
Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued											5,086
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued											10,172
HBM IV, Inc, [member] | Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Shares issued											151
Diginex Solutions Limited [member]
IfrsStatementLineItems [Line Items]
Maturity description								December 31, 2024
Loan receivable due amount | $						1,000,000		$ 1,000,000
Convertible loan note | $						1,000,000		$ 1,000,000
Convertible loan note interest rate								8.00%
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Convertible loan note | $						$ 482,465		$ 482,465
Employee share option plan [member]
IfrsStatementLineItems [Line Items]
Vested shares														41,945
Unvested employee share options | $													$ 1,800,000	$ 1,800,000
Recognized amount | $													$ 500,000	$ 200,000
Issued and outstanding shares, percentage														1.70%
Unvested employee share														368,826
6 Months From Date Of Listing [Member]
IfrsStatementLineItems [Line Items]
Initial public offering, rate													25.00%
9 Months From Date Of Listing [Member]
IfrsStatementLineItems [Line Items]
Initial public offering, rate													50.00%
12 Months From Date Of Listing [Member]
IfrsStatementLineItems [Line Items]
Initial public offering, rate													75.00%
15 Months From Date Of Listing [Member]
IfrsStatementLineItems [Line Items]
Initial public offering, rate													100.00%
18 Months From Date Of Listing [Member]
IfrsStatementLineItems [Line Items]
Initial public offering, rate													150.00%
24 Months From Date Of Listing [Member]
IfrsStatementLineItems [Line Items]
Initial public offering, rate													200.00%
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Notional amount | $		$ 4,350,000																$ 1,000,000
Maturity description			the maturity date of loan from the immediate holding company to DSL was extended to 31 January 2025. This loan was modified to increase the principal amount from $3 million to $3.5 million on January 6, 2024 with up to $3.5 million being converted into ordinary shares of Diginex Limited upon pricing of the IPO.								maturity date of the loans from immediate holding company was extended to 30 September 2024. On 29 September 2024, the maturity date was further extended to 30 November 2024
Shares outstanding		2,583,820
Borrowings, interest rate basis		1:1 basis
Interest payable | $		$ 751,781
Convertible loan notes outstanding | $		$ 5,101,781							$ 4,350,000
Par value per share | $ / shares		$ 2.17
Shares issued		2,347,134
Vesting description									At time of the Exchange there were 629,760 vested but unexercised share options and unvested share options exercisable for such number of Ordinary Shares equal to 1.3% of the issued and outstanding shares of the Company at the time of vesting
Vested shares									629,760
Issued and outstanding shares, percentage									1.30%
Share Capital | $								$ 50,000
Non adjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding				14,743,602				13,739,922	6,869,961											13,739,922
Shares issued				14,743,602				13,739,922	6,869,961											13,739,922
Non adjusting event [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding				2,583,820				2,583,820	1,291,910											2,583,820
Shares issued				2,583,820				2,583,820	1,291,910											2,583,820
Non adjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares outstanding									4,170,520
Shares issued									4,170,520
Non adjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.00005
Shares authorized								960,000,000
Non adjusting event [member] | Ordinary shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding										16,756
Conversion of shares description										one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of Diginex Limited
Non adjusting event [member] | Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding										10,172
Conversion of shares description										one (1) warrant of DSL for four hundred and ten (410) warrants of Diginex Limited
Non adjusting event [member] | Preferred shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares outstanding										3,151
Conversion of shares description										one (1) preferred share of DSL for four hundred and ten (410) Preferred Shares of Diginex Limited
Non adjusting event [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.00005
Shares authorized								40,000,000
Non adjusting event [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise | $											$ 8,000,000.0
Capital raise settled by cash advances | $											6,100,000
Conversion of loans | $											$ 1,900,000
Non adjusting event [member] | Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued											5,086
Warrant reserve | $											$ 6,700,000
Capital raise | $											1,300,000
Total reserve | $											$ 8,000,000.0
Non adjusting event [member] | Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued											10,172
Non adjusting event [member] | HBM IV, Inc, [member]
IfrsStatementLineItems [Line Items]
Maturity description					Diginex Limited and HBM IV, Inc. entered into a Deed of Amendment to extend the maturity date of a $ 1 million convertible loan noted entered into between the parties on July 15, 2024 that had a maturity date of August 3, 2024. The maturity date has been extended to November 3, 2024
Convertible loan notes outstanding | $					$ 1
Non adjusting event [member] | HBM IV, Inc, [member] | Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Shares issued											151
Non adjusting event [member] | Diginex Solutions Limited [member]
IfrsStatementLineItems [Line Items]
Convertible loan notes outstanding | $								$ 4,350,000
Loan receivable due amount | $								$ 1,000,000
Non adjusting event [member] | Employee share option plan [member]
IfrsStatementLineItems [Line Items]
Ordinary shares				1,003,680								44
Issued and outstanding shares, percentage																			0.50%
Shares exercise				501,840
Number of share options expired in share-based payment arrangement				109,470
Employee shares						368,826
Fair value | $						$ 773,723													$ 182,660

[1]	Legally became a subsidiary of the Company on 15 July 2024.